Annual Operating Expenses {- Fidelity Advisor Freedom® 2020 Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-09 - Fidelity Advisor Freedom® 2020 Fund - Class Z6	May 28, 2022
Operating Expenses:
Management fee	0.42%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.42%	[1]

[1]	(a)Adjusted to reflect current fees.